Fair Value Measurements (Changes in Fair Value of Level Three Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases and Issuances		¥ 7,600	¥ 30
Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases and Issuances		5,441	13,597
Securitized products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases and Issuances		0	40,175
Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		12,101
Purchases and Issuances		11,215	12,101
Sales		0
Settlements		(4,681)
Other		28
Ending balance			12,101
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		9,242	6,918
Total realized and unrealized gains (losses), included in earnings (loss)	[1]	772
Purchases and Issuances		28	4,711
Sales		(2)	(9)
Settlements		(825)	(1,878)
Other		111
Ending balance		9,326	9,242
Future insurance policy benefits and Policyholders' account
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		532,191
Acquisition of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd.	[2]		547,190
Total realized and unrealized gains (losses), included in earnings (loss)	[1]	(16,475)	12,500
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[3]	(3,120)	3,032
Purchases and Issuances		1,996	5,295
Sales		0	0
Settlements		(17,593)	(4,762)
Transfers into level 3	[4]	0	0
Transfers out of level 3	[5]		0
Ending balance		536,189	532,191
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in other comprehensive income (loss)	[3]	(3,120)
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings (loss)	[1]	(29,205)	10,273
Available-for-sale securities | Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		30	0
Total realized and unrealized gains (losses), included in earnings (loss)	[1]	0	0
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[3]	(461)	0
Sales		0	0
Settlements		0	0
Other		0
Transfers into level 3	[4]	0	0
Transfers out of level 3	[5]		0
Ending balance		7,169	30
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in other comprehensive income (loss)	[3]	(461)
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings (loss)	[1]	0	0
Available-for-sale securities | Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		15,770	22,704
Total realized and unrealized gains (losses), included in earnings (loss)	[1]	1,465	311
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[3]	73	(73)
Sales		0	0
Settlements		(7,835)	(20,867)
Other		(1,613)
Transfers into level 3	[4]	4,544	3,374
Transfers out of level 3	[5]		(3,276)
Ending balance		17,845	15,770
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in other comprehensive income (loss)	[3]	14
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings (loss)	[1]	600	(94)
Available-for-sale securities | Securitized products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		171,840	165,083
Total realized and unrealized gains (losses), included in earnings (loss)	[1]	14,000	(18,151)
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[3]	0	1
Sales		0	0
Settlements		(34,488)	(12,967)
Other		1,014
Transfers into level 3	[4]	2,123	0
Transfers out of level 3	[5]		(2,301)
Ending balance		154,489	171,840
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in other comprehensive income (loss)	[3]	0
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings (loss)	[1]	17,419	(16,507)
Available-for-sale securities | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains (losses), included in earnings (loss)	[1]	5,703
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[3]	(11)
Transfers into level 3	[4]	0
Ending balance		24,355
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in other comprehensive income (loss)	[3]	(17)
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings (loss)	[1]	0
Available-for-sale securities | Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		9,242
Total realized and unrealized gains (losses), included in earnings (loss)	[1]		(500)
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[3]	0	0
Transfers into level 3	[4]	0	0
Transfers out of level 3	[5]		0
Ending balance			9,242
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in other comprehensive income (loss)	[3]	0
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings (loss)	[1]	(77)	(376)
Available-for-sale securities | Future insurance policy benefits and Policyholders' account
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		¥ 532,191
Ending balance			¥ 532,191

[1]	Earning effects are included in financial services revenue and financial services expense in the consolidated statements of income.
[2]	Refer to Note 24.
[3]	Unrealized gains (losses) are included in unrealized gains (losses) on securities, net for available-for-sale securities and included in debt valuation adjustments for future insurance policy benefits and policyholders’ account in the consolidated statements of comprehensive income.
[4]	Certain corporate bonds and certain securitized products were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.
[5]	Certain corporate bonds and certain securitized products were transferred out of level 3 because observable market data became available.